Summary of Significant Accounting Policies (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Liability, discount rate		30.30%
Interest expenses	$ 198,033		$ 4,984	$ 29,942
Foreign exchange loss			50,915	$ 2,643
Intangible assets , estimated life		20 years
Canadian Employees [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee contribution		$ 283,545	400,658
Israeli Subsidiary [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee contribution		$ 1,057,881	$ 1,101,890
Constructive Obligation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contribution amount percentage		3.00%
Severance Pay [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contribution amount percentage		8.33%
Pension Component [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contribution amount percentage		6.50%